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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2008

                (Please read instructions before preparing form.)

If amended report check here: [_]

Rex Capital Advisors, LLC
Name of Institutional Investment Manager

50 Park Row West, Suite 113                    Providence      RI          02903
                                 --------
      Business Address           (Street)        (City)        (State)     (Zip)

Arthur Duffy   (401) 383-5370   Member
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION

       Intentional misstatements or omissions of facts constitute Federal
                              Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of May, 2008.

                                     Rex Capital Advisors, LLC
                                     (Name of Institutional Investment Manager)

                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                 13F File No.:

1.
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2.
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3.
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4.
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5.
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6.
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7.
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8.
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9.
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10.
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*    Refers to manager number on attached detail in Item 7.

AS OF MARCH 31, 2008         FORM 13F         SEC FILE REX CAPITAL ADVISORS, LLC

ITEM 1:                       ITEM 2:       ITEM 3:    ITEM 4:    ITEM 5:     ITEM 6:     ITEM 7:       ITEM 8:
                                                                 SHARES OR   INVESTMENT             VOTING AUTHORITY
                                             CUSIP   FAIR MARKET PRINCIPAL   DISCRETION            (A)   (B)    (C)
NAME OF ISSUER            TITLE OF CLASS     NUMBER     VALUE      AMOUNT   (A)  (B) (C) MANAGERS SOLE SHARED  NONE
----------------------- ------------------ --------- ----------- --------- ----- --- --- -------- ---- ------ ------
BP PLC ADR              COMMON STOCK       055622104     417272      6880    XX                                 6880
BRISTOL MYERS SQUIBB CO COMMON STOCK       110122108     304121     14278    XX                                14278
CHEVRON CORP            COMMON STOCK       166764100     496112      5812    XX                                 5812
COCA COLA CO            COMMON STOCK       191216100     503882      8278    XX                                 8278
DOVER CORP              COMMON STOCK       260003108     380866      9116    XX                                 9116
FRANKLIN RESOURCES INC  COMMON STOCK       354613101     802980      8279    XX                                 7997
                                                                                      XX                         282
GENERAL ELECTRIC CO     COMMON STOCK       369604103    1502717     40603    XX                                40603
GENERAL MILLS INC       COMMON STOCK       370334104     409819      6844    XX                                 6844
ISHARES INC             MSCI EMERGING MKT  464287234    6826773     50802    XX                                50802
ISHARES INC             S&P 500 GRW INDEX  464287309   40623434    647902    XX                               647902
ISHARES INC             S&P 500 VALUE      464287408   22675918    327497    XX                               327497
ISHARES INC             MSCI EAFE INDEX FD 464287465   31392710    436616    XX                               436616
ISHARES INC             S&P MIDCAP 400     464287507     892455     11480    XX                                11480
                        INDEX FUND
ISHARES INC             RUSSELL 1000 VALUE 464287598     350844      4777    XX                                 4777
ISHARES INC             RUSSELL 2000 VALUE 464287630    8371132    127667    XX                               127667
ISHARES INC             RUSSELL 2000 GRW   464287648    6297798     86926    XX                                86926
ISHARES INC             TR RUSSELL 2000    464287655    5085068     74463    XX                                74463

AS OF MARCH 31, 2008         FORM 13F         SEC FILE REX CAPITAL ADVISORS, LLC

ITEM 1:                       ITEM 2:       ITEM 3:    ITEM 4:    ITEM 5:     ITEM 6:     ITEM 7:       ITEM 8:
                                                                 SHARES OR   INVESTMENT             VOTING AUTHORITY
                                             CUSIP   FAIR MARKET PRINCIPAL   DISCRETION            (A)   (B)    (C)
NAME OF ISSUER            TITLE OF CLASS     NUMBER     VALUE      AMOUNT   (A)  (B) (C) MANAGERS SOLE SHARED  NONE
----------------------- ------------------ --------- ----------- --------- ----- --- --- -------- ---- ------ ------
JOHNSON & JOHNSON       COMMON STOCK       478160104     345173      5321    XX                                 5321
KELLOGG CO              COMMON STOCK       487836108     426472      8114    XX                                 8114
MICROSOFT CORP          COMMON STOCK       594918104     505675     17818    XX                                15638
                                                                                      XX                        2180
MID-CAP S P D R         UNIT SERIES 1      595635103    1686114     11945    XX                                11945
PNC FINANCIAL           COMMON STOCK       693475105    2766267     42188    XX                                42188
PEPSICO INC             COMMON STOCK       713448108     478614      6629    XX                                 6629
S P D R TRUST           UNIT SERIES 1      78462F103    9515223     72101    XX                                72101
VANGUARD INDEX FUND     STOCK MKT ETF      922908769    1831684     13982    XX                                13982
VERIZON COMMUNICATIONS  COMMON STOCK       92343V104     999933     27433    XX                                27433
WAL-MART STORES INC     COMMON STOCK       931142103     716501     13601    XX                                13601
AGGREGATE TOTAL                                      146,605,557

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